STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Common Stock Warrants
Schedule of Warrants

Weighted-
Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(Years)
Warrants outstanding at January 1, 2023	985,533	$2.00	3.15
Forfeited	—
Cancelled	—
Granted	—
Warrants outstanding at March 31, 2023	985,533	$2.00	2.90

Weighted-
Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(Years)
Warrants outstanding at January 1, 2021	—	$—	—
Exercised	—	—	—
Forfeited or Expired	—	—	—
Granted	985,533	2.00	5.00
Warrants outstanding at January 1, 2022	985,533	$2.00	4.15
Exercised	—	—	—
Forfeited or Expired	—	—	—
Granted	—	—	—
Warrants outstanding at December 31, 2022	985,533	$2.00	3.15

Pre Funded Warrants
Schedule of Warrants

Weighted-
Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2023	2,168,000	$0.01
Forfeited	—
Cancelled	—
Granted	—
Pre-funded warrants outstanding at March 31, 2023	2,168,000	$0.01

Weighted-
Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2021	—	$—
Exercised	—	—
Forfeited or Expired	—	—
Granted	2,168,000	0.01
Pre-funded warrants outstanding at January 1, 2022	2,168,000	$0.01
Exercised	—	—
Forfeited or Expired	—	—
Granted	—	—
Pre-funded warrants outstanding at December 31, 2022	2,168,000	$0.01